Long-Term Debt (Long-term debt repayments) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,350	$ 4,342
Within one year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	1,251
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	801
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1
After five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,295